Auditor's remuneration paid to Pricewaterhouse Coopers LLP - Summary of Auditor's Remuneration Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditors Remuneration [Line Items]
Audit of the Financial Statements	$ 7	$ 6	$ 4
Audit of subsidiaries	3	2	3
Other assurance services	1	1	1
Total expense related to remuneration	11	9	8
SEC Regulations [Member]
Auditors Remuneration [Line Items]
Audit of the Financial Statements	10	8	7
Other audit-related	1	1	1
Total expense related to remuneration	$ 11	$ 9	$ 8